united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/21

Item 1. Reports to Stockholders.

Advised by Redwood Investment Management, LLC

Semi-Annual Report

April 30, 2021

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Funds. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

T: 1-480-757-4277 www.leadersharesetfs.com

LeaderShares® Activist Leaders® ETF
PORTFOLIO REVIEW
April 30, 2021 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2021, compared to its benchmark:

	Six Months	Since Inception(a)
LeaderShares® Activist Leaders® ETF - NAV	53.61%	49.25%
LeaderShares® Activist Leaders® ETF - Market Price	53.34%	49.05%
S&P 500 Index (b)	28.85%	23.92%
Redwood Activist Leaders® Index (c)	56.01%	46.98%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/26/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2021 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 26, 2020

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	Redwood Activist Leaders® Index, the Fund adviser’s proprietary index, focuses on stocks that are the target of shareholder activism utilizing a proprietary selection methodology built on the foundation of tracking public SEC 13D filings of Activist Leaders® as defined by the advisor. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS
April 30, 2021
Percent of
Top 10 Industries	Net Assets
Software	13.3%
Asset Management	8.1%
Technology Services	8.0%
Oil & Gas Producers	8.0%
Biotech & Pharma	7.9%
Leisure Facilities & Services	5.3%
Technology Hardware	5.3%
Food	5.3%
Health Care Facilities & Services	5.3%
Transportation Equipment	5.3%
Other/Cash and Equivalents	28.2%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® AlphaFactor® Tactical Focused ETF
PORTFOLIO REVIEW
April 30, 2021 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2021, compared to its benchmark:

	Six Months	Since Inception(a)
LeaderShares® AlphaFactor® Tactical Focused ETF - NAV	41.24%	36.10%
LeaderShares® AlphaFactor® Tactical Focused ETF - Market Price	41.18%	36.10%
S&P 500 Index (b)	28.85%	23.92%
Redwood AlphaFactor® Tactical Focused Index (c)	42.30%	32.62%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/26/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.99% per the March 1, 2021 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 26, 2020

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The Redwood AlphaFactor® Tactical Focused Index, the Fund adviser’s proprietary index, utilizes a quantitative factor-based investment methodology focused on the largest 1,000 U.S. common stocks based on market capitalization, with a tactical overlay that seeks to determine when equity exposure should be turned on or off. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS
April 30, 2021
Percent of
Top 10 Industries	Net Assets
Insurance	17.1%
Technology Hardware	9.9%
Retail - Consumer Staples	9.6%
Commercial Support Services	6.9%
Cable & Satellite	6.7%
Office REIT	6.6%
Institutional Financial Services	6.6%
Internet Media & Services	3.5%
Asset Management	3.5%
Mortgage Finance	3.4%
Other/Cash and Equivalents	26.2%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Leadershares® AlphaFactor® US Core Equity ETF
PORTFOLIO REVIEW
April 30, 2021 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2021, compared to its benchmark:

	Six Months	One Year	Since Inception(a)
LeaderShares® AlphaFactor® US Core Equity ETF - NAV	31.38%	49.13%	11.33%
LeaderShares® AlphaFactor® US Core Equity ETF - Market Price	31.34%	49.15%	11.32%
S&P 500 Index (b)	28.85%	45.98%	17.04%
AlphaFactor® US Core Equity Index (c)	32.19%	51.00%	35.14%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/1/2018) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2021 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 1, 2018

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The AlphaFactor® US Core Equity Index, the Fund advisor’s proprietary index, utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process and is focused on the largest 1,000 U.S. common stocks based on market capitalization. Companies within this group of the top 1,000 market capitalizations may be considered large or mid-cap companies. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS
April 30, 2021
Percent of
Top 10 Industries	Net Assets
Technology Services	7.2%
Retail - Discretionary	6.9%
Software	6.0%
Transportation & Logistics	6.0%
Household Products	5.6%
Home Construction	5.1%
Insurance	5.1%
Health Care Facilities & Services	5.0%
Medical Equipment & Devices	4.9%
Chemicals	4.3%
Other/Cash and Equivalents	43.9%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® Equity Skew ETF
PORTFOLIO REVIEW
April 30, 2021 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2021, compared to its benchmark:

	Six Months	Since Inception(a)
LeaderShares® Equity Skew ETF - NAV	35.40%	51.98%
LeaderShares® Equity Skew ETF - Market Price	36.41%	51.85%
S&P 500 Index (b)	28.85%	44.98%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (5/11/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2021 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading May 11, 2020

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS
April 30, 2021
Percent of
Top 10 Industries	Net Assets
Exchange Traded Funds	84.1%
Banking	1.5%
Biotech & Pharma	1.0%
Insurance	0.9%
Oil & Gas Producers	0.9%
Technology Services	0.6%
Health Care Facilities & Services	0.6%
Electric Utilities	0.6%
Semiconductors	0.6%
Diversified Industrials	0.6%
Other/Cash and Equivalents	8.6%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.4%
	ASSET MANAGEMENT - 8.1%
59,569	Invesco Ltd.	$1,608,363
46,785	Janus Henderson Group plc	1,608,937
28,173	KKR & Company, Inc.	1,594,028
		4,811,328
	AUTOMOTIVE - 2.6%
152,129	Tenneco, Inc., Class A(a)	1,531,939

	BIOTECH & PHARMA - 7.9%
48,877	Bausch Health Companies, Inc.(a)	1,572,373
139,801	Innoviva, Inc.(a)	1,600,722
142,612	Ironwood Pharmaceuticals, Inc.(a)	1,574,436
		4,747,531
	CHEMICALS - 2.6%
60,805	GCP Applied Technologies, Inc.(a)	1,562,080

	ENGINEERING & CONSTRUCTION - 2.7%
23,790	AECOM(a)	1,580,370

	FOOD - 5.3%
38,687	Hain Celestial Group, Inc.(a)	1,586,554
33,455	TreeHouse Foods, Inc.(a)	1,592,458
		3,179,012
	HEALTH CARE FACILITIES & SERVICES - 5.3%
16,935	Magellan Health, Inc.(a)	1,595,277
59,258	MEDNAX, Inc.(a)	1,559,671
		3,154,948
	HOME & OFFICE PRODUCTS - 2.6%
58,584	Newell Brands, Inc.	1,579,425

	INSURANCE - 2.6%
22,173	eHealth, Inc.(a)	1,568,518

	LEISURE FACILITIES & SERVICES - 5.3%
16,396	Papa John’s International, Inc.	1,585,821

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	LEISURE FACILITIES & SERVICES - 5.3% (Continued)
23,376	Restaurant Brands International, Inc.	$1,603,827
		3,189,648
	MACHINERY - 2.7%
71,788	Welbilt, Inc.(a)	1,603,744

	MEDICAL EQUIPMENT & DEVICES - 2.7%
24,849	Merit Medical Systems, Inc.(a)	1,580,396

	OIL & GAS PRODUCERS - 8.0%
20,639	Cheniere Energy, Inc.(a)	1,599,935
66,025	Delek US Holdings, Inc.	1,566,773
62,582	Occidental Petroleum Corporation	1,587,080
		4,753,788
	REAL ESTATE OWNERS & DEVELOPERS - 2.7%
14,846	Howard Hughes Corporation(a)	1,602,477

	SOFTWARE - 13. 3%
41,820	ACI Worldwide, Inc.(a)	1,579,960
74,677	Box, Inc., Class A(a)	1,590,620
124,675	Cloudera, Inc.(a)	1,582,126
23,066	CommVault Systems, Inc.(a)	1,603,318
73,338	Evolent Health, Inc., Class A(a)	1,588,501
		7,944,525
	SPECIALTY FINANCE - 2.7%
81,379	SLM Corporation	1,599,911

	TECHNOLOGY HARDWARE - 5.3%
17,081	Seagate Technology PLC	1,585,800
66,272	Xerox Holdings Corporation	1,599,806
		3,185,606
	TECHNOLOGY SERVICES - 8.0%
235,027	Conduent, Inc.(a)	1,598,183
34,647	Green Dot Corporation, Class A(a)	1,585,447

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	TECHNOLOGY SERVICES - 8.0% (Continued)
61,903	Nielsen Holdings plc	$1,587,812
		4,771,442
	TRANSPORTATION EQUIPMENT - 5.3%
36,093	Navistar International Corporation(a)	1,597,115
56,122	Trinity Industries, Inc.	1,551,212
		3,148,327
	WHOLESALE - DISCRETIONARY - 2.7%
34,223	LKQ Corporation(a)	1,598,556

	TOTAL COMMON STOCKS (Cost $47,166,944)	58,693,571

	TOTAL INVESTMENTS - 98.4% (Cost $47,166,944)	$58,693,571
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%	933,331
	NET ASSETS - 100.0%	$59,626,902

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 3.3%
15,141	L3Harris Technologies, Inc.	$3,167,951

	APPAREL & TEXTILE PRODUCTS - 3.2%
23,039	NIKE, Inc., Class B	3,055,432

	ASSET MANAGEMENT - 3.5%
13,118	Ameriprise Financial, Inc.	3,389,691

	AUTOMOTIVE - 3.1%
85,684	Gentex Corporation	3,014,363

	BIOTECH & PHARMA - 3.1%
12,320	Amgen, Inc.	2,952,365

	CABLE & SATELLITE - 6.7%
93,443	Altice USA, Inc., Class A(a)	3,392,915
495,951	Sirius XM Holdings, Inc.	3,025,301
		6,418,216
	COMMERCIAL SUPPORT SERVICES - 6.9%
141,473	H&R Block, Inc.	3,149,189
39,259	Robert Half International, Inc.	3,439,481
		6,588,670
	ELECTRICAL EQUIPMENT - 3.2%
21,413	Keysight Technologies, Inc.(a)	3,090,967

	HOUSEHOLD PRODUCTS - 3.1%
56,778	Nu Skin Enterprises, Inc., Class A	3,001,285

	INSTITUTIONAL FINANCIAL SERVICES - 6.6%
99,059	Jefferies Financial Group, Inc.	3,220,408
50,100	SEI Investments Company	3,078,144
		6,298,552
	INSURANCE - 17.1%
59,436	Aflac, Inc.	3,193,496

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INSURANCE - 17.1% (Continued)
26,233	Allstate Corporation	$3,326,343
26,379	American Financial Group, Inc.	3,240,924
11,925	Berkshire Hathaway, Inc., Class B(a)	3,278,779
23,405	Hanover Insurance Group, Inc.	3,237,146
		16,276,688
	INTERNET MEDIA & SERVICES - 3.5%
15,510	VeriSign, Inc.(a)	3,393,123

	MORTGAGE FINANCE - 3.4%
181,565	AGNC Investment Corporation	3,255,460

	OFFICE REIT - 6.6%
234,896	Brandywine Realty Trust	3,178,144
42,814	SL Green Realty Corporation	3,168,664
		6,346,808
	RETAIL - CONSUMER STAPLES - 9.6%
155,408	Albertsons Companies, Inc.	2,885,927
15,239	Dollar General Corporation	3,272,575
82,648	Kroger Company	3,019,958
		9,178,460
	SEMICONDUCTORS - 2.9%
47,947	Intel Corporation	2,758,391

	SOFTWARE - 3.4%
43,522	Oracle Corporation	3,298,532

	TECHNOLOGY HARDWARE - 9.9%
27,608	Arrow Electronics, Inc.(a)	3,149,245
96,283	HP, Inc.	3,284,213
124,983	Xerox Holdings Corporation	3,017,090
		9,450,548

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TECHNOLOGY HARDWARE - 9.9% (Continued)

	TOTAL COMMON STOCKS (Cost $84,434,044)	$94,935,502

	TOTAL INVESTMENTS - 99.1% (Cost $84,434,044)	$94,935,502
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	884,446
	NET ASSETS - 100.0%	$95,819,948

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0%
	ASSET MANAGEMENT - 1.1%
3,765	Ameriprise Financial, Inc.	$972,876

	AUTOMOTIVE - 0.9%
24,640	Gentex Corporation	866,835

	BIOTECH & PHARMA - 0.9%
3,510	Amgen, Inc.	841,136

	CABLE & SATELLITE - 2.1%
26,636	Altice USA, Inc., Class A(a)	967,153
1,393	Charter Communications, Inc., Class A(a)	938,116
		1,905,269
	CHEMICALS - 4. 3%
4,727	Avery Dennison Corporation	1,012,382
5,812	Celanese Corporation	910,450
3,534	Sherwin-Williams Company	967,857
33,286	Valvoline, Inc.	1,045,179
		3,935,868
	COMMERCIAL SUPPORT SERVICES - 0.9%
6,257	FTI Consulting, Inc.(a)	868,784

	CONSTRUCTION MATERIALS - 1.0%
9,506	Owens Corning	920,276

	CONTAINERS & PACKAGING - 3.0%
47,778	Graphic Packaging Holding Company	886,282
19,152	Sealed Air Corporation	946,109
20,685	Silgan Holdings, Inc.	872,286
		2,704,677
	DIVERSIFIED INDUSTRIALS - 2.0%
6,387	Dover Corporation	952,877
4,025	Honeywell International, Inc.	897,736
		1,850,613

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	E-COMMERCE DISCRETIONARY - 0.9%
14,049	eBay, Inc.	$783,794

	ELECTRICAL EQUIPMENT - 1.0%
12,876	A O Smith Corporation	872,349

	ENGINEERING & CONSTRUCTION - 1.0%
13,396	AECOM(a)	889,896

	ENTERTAINMENT CONTENT - 2. 8%
9,313	Activision Blizzard, Inc.	849,252
20,096	Discovery, Inc. -Series A (a)	756,815
6,428	Electronic Arts, Inc.	913,291
		2,519,358
	FOOD - 0.9%
19,651	Hain Celestial Group, Inc.(a)	805,888

	HEALTH CARE FACILITIES & SERVICES - 5.0%
8,097	DaVita, Inc.(a)	943,543
2,074	Humana, Inc.	923,428
4,473	McKesson Corporation	838,956
6,812	Quest Diagnostics, Inc.	898,367
2,341	UnitedHealth Group, Inc.	933,591
		4,537,885
	HOME & OFFICE PRODUCTS - 1.9%
3,578	Scotts Miracle-Gro Company (The)	827,090
23,703	Tempur Sealy International, Inc.	904,033
		1,731,123
	HOME CONSTRUCTION - 5.1%
8,632	Lennar Corporation, Class A	894,275
14,645	Masco Corporation	935,523
4,512	Mohawk Industries, Inc.(a)	927,216
16,678	PulteGroup, Inc.	986,004
15,392	Toll Brothers, Inc.	965,078
		4,708,096

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HOUSEHOLD PRODUCTS - 5.6%
9,928	Church & Dwight Company, Inc.	$851,227
4,497	Clorox Company	820,703
11,026	Colgate-Palmolive Company	889,797
16,346	Nu Skin Enterprises, Inc., Class A	864,050
6,414	Procter & Gamble Company (The)	855,756
10,140	Spectrum Brands Holdings, Inc.	893,739
		5,175,272
	INDUSTRIAL SUPPORT SERVICES - 1.0%
2,212	WW Grainger, Inc.	958,990

	INSTITUTIONAL FINANCIAL SERVICES - 2.9%
2,673	Goldman Sachs Group, Inc.	931,407
28,692	Jefferies Financial Group, Inc.	932,777
28,102	Virtu Financial, Inc., Class A	832,662
		2,696,846
	INSURANCE - 5.1%
3,408	Berkshire Hathaway, Inc., Class B(a)	937,030
26,929	Equitable Holdings, Inc.	921,780
7,200	Marsh & McLennan Companies, Inc.	977,039
14,330	MetLife, Inc.	911,818
5,906	Primerica, Inc.	943,602
		4,691,269
	INTERNET MEDIA & SERVICES - 1.9%
420	Alphabet, Inc., Class A(a)	988,470
13,536	Twitter, Inc.(a)	747,458
		1,735,928
	LEISURE PRODUCTS - 1.1%
9,179	Brunswick Corporation	983,346

	MACHINERY - 2.0%
14,970	Donaldson Company, Inc.	941,314
3,812	Snap-on, Inc.	905,731
		1,847,045

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.9%
6,862	Agilent Technologies, Inc.	$917,038
13,733	Bruker Corporation	940,985
11,767	Hologic, Inc.(a)	771,327
758	Mettler-Toledo International, Inc.(a)	995,496
2,102	Teleflex, Inc.	888,053
		4,512,899
	METALS & MINING - 1.0%
14,541	Newmont Corporation	907,504

	PUBLISHING & BROADCASTING - 1.0%
6,252	Nexstar Media Group, Inc., Class A	921,607

	RETAIL - CONSUMER STAPLES - 2.0%
4,328	Dollar General Corporation	929,438
6,405	Walmart, Inc.	896,124
		1,825,562
	RETAIL - DISCRETIONARY – 6.9%
9,341	AutoNation, Inc.(a)	957,265
619	AutoZone, Inc.(a)	906,290
7,624	Best Buy Company, Inc.	886,442
4,611	Lowe’s Companies, Inc.	904,909
1,727	O’Reilly Automotive, Inc.(a)	954,824
71,825	Qurate Retail, Inc. -Series A	854,718
4,809	Williams-Sonoma, Inc.	821,137
		6,285,585
	SEMICONDUCTORS - 3.8%
2,669	KLA Corporation	841,669
1,462	Lam Research Corporation	907,098
4,781	Qorvo, Inc.(a)	899,641
4,787	Skyworks Solutions, Inc.	868,027
		3,516,435
	SOFTWARE - 6.0%
11,750	Black Knight, Inc.(a)	850,935
6,179	Citrix Systems, Inc.	765,269

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SOFTWARE - 6.0% (Continued)
3,714	Microsoft Corporation	$936,597
12,453	Oracle Corporation	943,813
22,436	Teradata Corporation(a)	1,109,908
2,535	Twilio, Inc., Class A(a)	932,373
		5,538,895
	TECHNOLOGY HARDWARE - 3.9%
7,108	Apple, Inc.	934,418
7,820	Arrow Electronics, Inc.(a)	892,027
27,524	HP, Inc.	938,844
2,763	Ubiquiti, Inc.	788,367
		3,553,656
	TECHNOLOGY SERVICES - 7.2%
10,900	Booz Allen Hamilton Holding Corporation	904,155
5,309	CDW Corporation/DE	946,754
11,029	CoreLogic, Inc.	879,011
4,804	Gartner, Inc.(a)	941,008
2,439	Mastercard, Inc., Class A	931,844
2,930	Moody’s Corporation	957,260
2,069	MSCI, Inc.	1,005,058
		6,565,090
	TRANSPORTATION & LOGISTICS - 6.0%
9,131	CH Robinson Worldwide, Inc.	886,437
3,333	Kansas City Southern	973,937
18,290	Knight-Swift Transportation Holdings, Inc.	861,825
3,249	Norfolk Southern Corporation	907,251
3,661	Old Dominion Freight Line, Inc.	943,842
3,980	Union Pacific Corporation	883,918
		5,457,210
	TRANSPORTATION EQUIPMENT - 0.9%
30,774	Trinity Industries, Inc.	850,593

	WHOLESALE - DISCRETIONARY - 1.0%
20,408	LKQ Corporation(a)	953,258

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	WHOLESALE - DISCRETIONARY - 1.0% (Continued)

	TOTAL COMMON STOCKS (Cost $85,191,768)	$90,691,713

	TOTAL INVESTMENTS - 99.0% (Cost $85,191,768)	$90,691,713
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	889,654
	NET ASSETS - 100.0%	$91,581,367

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 13.7%
	AEROSPACE & DEFENSE - 0.4%
449	Boeing Company (The)(a)	$105,205
198	General Dynamics Corporation	37,666
111	Lockheed Martin Corporation	42,242
129	Northrop Grumman Corporation	45,723
1,318	Raytheon Technologies Corporation	109,710
		340,546
	APPAREL & TEXTILE PRODUCTS - 0.1%
390	NIKE, Inc., Class B	51,722

	ASSET MANAGEMENT - 0.2%
34	BlackRock, Inc.	27,856
1,305	Charles Schwab Corporation	91,872
		119,728
	AUTOMOTIVE - 0.1%
3,337	Ford Motor Company(a)	38,509
1,063	General Motors Company(a)	60,825
		99,334
	BANKING - 1.5%
6,528	Bank of America Corporation	264,580
1,799	Citigroup, Inc.	128,161
2,660	JPMorgan Chase & Company	409,136
371	PNC Financial Services Group, Inc.	69,358
1,172	Truist Financial Corporation	69,511
1,184	US Bancorp	70,270
3,620	Wells Fargo & Company	163,081
		1,174,097
	BEVERAGES - 0.3%
2,173	Coca-Cola Company	117,299
145	Constellation Brands, Inc., Class A	34,846
686	PepsiCo, Inc.	98,894
		251,039
	BIOTECH & PHARMA - 1.0%
383	AbbVie, Inc.	42,705
248	Amgen, Inc.	59,431

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 13.7% (Continued)
	BIOTECH & PHARMA - 1.0% (Continued)
929	Bristol-Myers Squibb Company	$57,988
265	Eli Lilly and Company	48,434
1,079	Gilead Sciences, Inc.	68,484
1,355	Johnson & Johnson	220,498
1,137	Merck & Company, Inc.	84,707
4,800	Pfizer, Inc.	185,520
		767,767
	CABLE & SATELLITE - 0.2%
2,220	Comcast Corporation, Class A	124,653

	CHEMICALS - 0.2%
103	Air Products and Chemicals, Inc.	29,713
655	Corteva, Inc.	31,938
465	DuPont de Nemours, Inc.	35,856
211	International Flavors & Fragrances, Inc.	29,998
207	PPG Industries, Inc.	35,447
		162,952
	COMMERCIAL SUPPORT SERVICES - 0.0%(b)
203	Waste Management, Inc.	28,008

	DATA CENTER REIT - 0.0%(b)
241	Digital Realty Trust, Inc.	37,189

	DIVERSIFIED INDUSTRIALS - 0.5%
499	3M Company	98,373
310	Emerson Electric Company	28,052
7,378	General Electric Company	96,799
599	Honeywell International, Inc.	133,600
139	Illinois Tool Works, Inc.	32,034
		388,858
	ELECTRIC UTILITIES - 0.6%
426	American Electric Power Company, Inc.	37,790
692	Dominion Energy, Inc.	55,291
654	Duke Energy Corporation	65,851

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 13.7% (Continued)
	ELECTRIC UTILITIES - 0.6% (Continued)
290	Eversource Energy	$25,004
834	Exelon Corporation	37,480
942	NextEra Energy, Inc.	73,014
431	Public Service Enterprise Group, Inc.	27,222
260	Sempra Energy	35,768
899	Southern Company	59,487
269	WEC Energy Group, Inc.	26,139
453	Xcel Energy, Inc.	32,299
		475,345
	ENTERTAINMENT CONTENT - 0.4%
268	Activision Blizzard, Inc.	24,439
1,566	Walt Disney Company(a)	291,307
		315,746
	FOOD - 0.1%
518	General Mills, Inc.	31,526
1,223	Mondelez International, Inc., Class A	74,371
		105,897
	HEALTH CARE FACILITIES & SERVICES - 0.6%
215	Anthem, Inc.	81,569
501	Centene Corporation(a)	30,932
301	Cigna Corporation	74,952
1,127	CVS Health Corporation	86,103
228	HCA Healthcare, Inc.	45,842
133	McKesson Corporation	24,945
390	UnitedHealth Group, Inc.	155,532
		499,875
	HEALTH CARE REIT - 0.0% (b)
363	Welltower, Inc.	27,236

	HOUSEHOLD PRODUCTS - 0.3%
348	Colgate-Palmolive Company	28,084
85	Estee Lauder Companies, Inc., Class A	26,673
175	Kimberly-Clark Corporation	23,331

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 13.7% (Continued)
	HOUSEHOLD PRODUCTS - 0.3% (Continued)
1,089	Procter & Gamble Company	$145,294
		223,382
	INDUSTRIAL REIT - 0.1%
637	Prologis, Inc.	74,229

	INFRASTRUCTURE REIT - 0.1%
186	American Tower Corporation	47,387
146	Crown Castle International Corporation	27,603
		74,990
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
693	Bank of New York Mellon Corporation	34,567
311	CME Group, Inc.	62,819
292	Goldman Sachs Group, Inc.	101,747
221	Intercontinental Exchange, Inc.	26,014
1,316	Morgan Stanley	108,636
302	State Street Corporation	25,353
		359,136
	INSURANCE - 0.9%
551	Aflac, Inc.	29,605
259	Allstate Corporation	32,841
741	American International Group, Inc.	35,901
1,637	Berkshire Hathaway, Inc., Class B(a)	450,094
217	Marsh & McLennan Companies, Inc.	29,447
639	MetLife, Inc.	40,660
343	Prudential Financial, Inc.	34,423
215	Travelers Companies, Inc.	33,252
		686,223
	INTERNET MEDIA & SERVICES - 0.1%
20	Booking Holdings, Inc.(a)	49,322

	LEISURE FACILITIES & SERVICES - 0.2%
224	Marriott International, Inc., Class A(a)	33,268
381	McDonald’s Corporation	89,947

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 13.7% (Continued)
	LEISURE FACILITIES & SERVICES - 0.2% (Continued)
419	Starbucks Corporation	$47,971
		171,186
	MACHINERY - 0.1%
242	Caterpillar, Inc.	55,203
63	Deere & Company	23,364
137	Stanley Black & Decker, Inc.	28,327
		106,894
	MEDICAL EQUIPMENT & DEVICES - 0.5%
631	Abbott Laboratories	75,770
436	Baxter International, Inc.	37,361
246	Becton Dickinson and Company	61,207
1,202	Boston Scientific Corporation(a)	52,407
175	Danaher Corporation	44,440
63	Illumina, Inc.(a)	24,749
138	Stryker Corporation	36,243
176	Zimmer Biomet Holdings, Inc.	31,180
		363,357
	OIL & GAS PRODUCERS - 0.9%
1,692	Chevron Corporation	174,394
1,211	ConocoPhillips	61,931
515	EOG Resources, Inc.	37,925
3,737	Exxon Mobil Corporation	213,906
1,696	Kinder Morgan, Inc.	28,917
572	Marathon Petroleum Corporation	31,832
385	Phillips 66	31,150
181	Pioneer Natural Resources Company	27,843
359	Valero Energy Corporation	26,552
1,079	Williams Companies, Inc. (The)	26,284
		660,734
	OIL & GAS SERVICES & EQUIPMENT - 0.0%(b)
1,258	Schlumberger N.V.	34,029

	RETAIL - CONSUMER STAPLES - 0.4%
178	Costco Wholesale Corporation	66,232

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 13.7% (Continued)
	RETAIL - CONSUMER STAPLES - 0.4% (Continued)
143	Target Corporation	$29,638
571	Walgreens Boots Alliance, Inc.	30,320
1,175	Walmart, Inc.	164,394
		290,584
	RETAIL - DISCRETIONARY - 0.3%
256	Home Depot, Inc.	82,859
181	Lowe’s Companies, Inc.	35,521
305	Ross Stores, Inc.	39,937
1,012	TJX Companies, Inc.	71,852
		230,169
	RETAIL REIT - 0.0% (b)
282	Simon Property Group, Inc.	34,331

	SEMICONDUCTORS - 0.6%
182	Analog Devices, Inc.	27,875
114	Broadcom, Inc.	52,007
3,542	Intel Corporation	203,771
963	Micron Technology, Inc.(a)	82,885
370	Texas Instruments, Inc.	66,789
		433,327
	SOFTWARE - 0.1%
715	Oracle Corporation	54,190

	SPECIALTY FINANCE - 0.2%
566	American Express Company	86,796
399	Capital One Financial Corporation	59,483
267	Discover Financial Services	30,438
		176,717
	TECHNOLOGY HARDWARE - 0.3%
3,685	Cisco Systems, Inc.	187,603
1,064	HP, Inc.	36,293
		223,896
	TECHNOLOGY SERVICES - 0.7%
195	Automatic Data Processing, Inc.	36,463

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 13.7% (Continued)
	TECHNOLOGY SERVICES - 0.7% (Continued)
551	Fidelity National Information Services, Inc.	$84,248
261	Global Payments, Inc.	56,018
785	International Business Machines Corporation	111,376
243	Mastercard, Inc., Class A	92,841
582	Visa, Inc., Class A	135,932
		516,878
	TELECOMMUNICATIONS - 0. 5%
6,115	AT&T, Inc.	192,072
3,555	Verizon Communications, Inc.	205,443
		397,515
	TOBACCO & CANNABIS - 0.3%
1,640	Altria Group, Inc.	78,310
1,359	Philip Morris International, Inc.	129,105
		207,415
	TRANSPORTATION & LOGISTICS - 0.3%
315	CSX Corporation	31,736
539	Delta Air Lines, Inc.(a)	25,290
118	Norfolk Southern Corporation	32,950
504	Southwest Airlines Company(a)	31,641
300	Union Pacific Corporation	66,628
184	United Parcel Service, Inc., Class B	37,510
		225,755
	TRANSPORTATION EQUIPMENT - 0.0% (b)
295	PACCAR, Inc.	26,515

	WHOLESALE-CONSUMER STAPLES - 0.1%
479	Archer-Daniels-Midland Company	30,239
444	Sysco Corporation	37,620
		67,859

	TOTAL COMMON STOCKS (Cost $9,190,701)	10,658,625

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 84.2%
	EQUITY - 84.2%
127,260	iShares Core MSCI Emerging Markets ETF	$8,331,712
258,240	Schwab Emerging Markets Equity ETF	8,323,075
187,304	SPDR Portfolio Emerging Markets ETF	8,316,298
65,924	SPDR Portfolio S&P 500 Growth ETF	3,971,921
182,003	SPDR S&P 600 Small Cap Growth ETF	15,907,062
244,646	SPDR S&P 600 Small CapValue ETF	20,398,584
		65,248,652

	TOTAL EXCHANGE - TRADED FUNDS (Cost $54,790,216)	65,248,652

	TOTAL INVESTMENTS - 97.9% (Cost $63,980,917)	$75,907,277
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%	1,640,012
	NET ASSETS - 100.0%	$77,547,289

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETF’s
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2021

		LeaderShares	LeaderShares
	LeaderShares®	AlphaFactor®	AlphaFactor®	LeaderShares®
	Activist Leaders® ETF	Tactical Focused ETF	US Core Equity ETF	Equity Skew ETF
ASSETS
Investment securities:
Unaffiliated investments, at cost	$47,166,944	$84,434,044	$85,191,768	$63,980,917
Unaffiliated investments, at fair value	$58,693,571	$94,935,502	$90,691,713	$75,907,277
Cash	540,682	900,321	890,254	1,648,218
Receivable for investments sold	1,528,770	—	—	—
Dividends and interest receivable	2,258	50,314	38,936	12,371
Receivable for capital stock sold	22,416	—	—	16,368
TOTAL ASSETS	60,787,697	95,886,137	91,620,903	77,584,234

LIABILITIES
Payable for investments purchased	1,047,607	—	—	—
Payable for capital shares redeemed	87,698	—	—	—
Investment advisory fees payable	25,490	66,189	39,536	36,945
TOTAL LIABILITIES	1,160,795	66,189	39,536	36,945
NET ASSETS	$59,626,902	$95,819,948	$91,581,367	$77,547,289

Net Assets Consist Of:
Paid in capital	$38,018,279	$69,354,321	$77,075,407	$55,714,127
Accumulated gains	21,608,623	26,465,627	14,505,960	21,833,162
NET ASSETS	$59,626,902	$95,819,948	$91,581,367	$77,547,289

Net Asset Value Per Share:
Net Assets	$59,626,902	$95,819,948	$91,581,367	$77,547,289
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,600,000	2,825,000	2,825,000	2,150,000
Net asset value (Net Assets ÷ Shares Outstanding)	$37.27	$33.92	$32.42	$36.07

The accompanying notes are an integral part of these financial statements.

LeaderShares® ETF’s
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2021

		LeaderShares®	LeaderShares®
	LeaderShares®	AlphaFactor®	AlphaFactor®	LeaderShares®
	Activist Leaders® ETF	Tactical Focused ETF	US Core Equity ETF	Equity Skew ETF
INVESTMENT INCOME
Dividends (Less: Foreign Withholding Expense of $3,387 for Activist Leaders ETF)	$219,677	$968,241	$453,469	$533,253
TOTAL INVESTMENT INCOME	219,677	968,241	453,469	533,253

EXPENSES
Investment advisory fees	194,147	412,971	316,443	256,258
TOTAL EXPENSES	194,147	412,971	316,443	256,258
NET INVESTMENT INCOME	25,530	555,270	137,026	276,995

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Unaffiliated Investments	2,401,125	1,533,792	9,402,660	5,563,764
In-kind redemptions	7,707,052	14,101,998	9,946,038	4,732,985
Options	—	—	—	(333,770)
Realized gain on investments	10,108,177	15,635,790	19,348,698	9,962,979

Unrealized appreciation on:
Unaffiliated Investments	11,609,561	10,770,369	2,992,428	9,313,584
Change in unrealized appreciation on investments	11,609,561	10,770,369	2,992,428	9,313,584

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	21,717,738	26,406,159	22,341,126	19,276,563

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,743,268	$26,961,429	$22,478,152	$19,553,558

The accompanying notes are an integral part of these financial statements.

LeaderShares® Activist Leaders® ETF
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	For the Period
	Ended	Ended
	April 30, 2021	October 31, 2020 *
	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$25,530	$(1,173)
Net realized gain on investments	2,401,125	5,217
Net realized gain on in-kind redemptions	7,707,052	—
Unrealized appreciation (depreciation) on investments	11,609,561	(82,934)
Net increase (decrease) in net assets resulting from operations	21,743,268	(78,890)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(55,755)	—
Net decrease in net assets resulting from distributions to shareholders	(55,755)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	28,295,763	42,592,171
Cost of shares redeemed	(32,869,655)	—
Net increase (decrease) in net assets resulting from shares of beneficial interest	(4,573,892)	42,592,171

TOTAL INCREASE IN NET ASSETS	17,113,621	42,513,281

NET ASSETS
Beginning of Period	42,513,281	—
End of Period	$59,626,902	$42,513,281

SHARE ACTIVITY
Shares sold	950,000	1,750,000
Shares redeemed	(1,100,000)	—
Net increase (decrease) in shares of beneficial interest outstanding	(150,000)	1,750,000

*	Fund commenced operation on October 26, 2020.

The accompanying notes are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	For the Period
	Ended	Ended
	April 30, 2021	October 31, 2020 *
	(Unaudited)
FROM OPERATIONS
Net investment income	$555,270	$21,472
Net realized gain on investments	1,533,792	—
Net realized gain on in-kind redemptions	14,101,998	—
Unrealized appreciation (depreciation) on investments	10,770,369	(268,911)
Net increase (decrease) in net assets resulting from operations	26,961,429	(247,439)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(248,363)	—
Net decrease in net assets resulting from distributions to shareholders	(248,363)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	100,069,905	47,818,400
Cost of shares redeemed	(78,533,984)	—
Net increase in net assets resulting from shares of beneficial interest	21,535,921	47,818,400

TOTAL INCREASE IN NET ASSETS	48,248,987	47,570,961

NET ASSETS
Beginning of Period	47,570,961	—
End of Period	$95,819,948	$47,570,961

SHARE ACTIVITY
Shares sold	3,500,000	1,975,000
Shares redeemed	(2,650,000)	—
Net increase in shares of beneficial interest outstanding	850,000	1,975,000

*	Fund commenced operation on October 26, 2020.

The accompanying notes are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2021	October 31, 2020
	(Unaudited)
FROM OPERATIONS
Net investment income	$137,026	$529,556
Net realized gain (loss) on investments	9,402,660	(8,205,280)
Net realized gain on in-kind redemptions	9,946,038	8,929,306
Unrealized appreciation (depreciation) on investments	2,992,428	(57,884)
Net increase in net assets resulting from operations	22,478,152	1,195,698

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(148,050)	(546,464)
Return of capital	—	(6,256)
Net decrease in net assets resulting from distributions to shareholders	(148,050)	(552,720)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	78,777,383	77,972,584
Cost of shares redeemed	(83,066,601)	(79,486,783)
Net decrease in net assets resulting from shares of beneficial interest	(4,289,218)	(1,514,199)

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,040,884	(871,221)

NET ASSETS
Beginning of Period	73,540,483	74,411,704
End of Period	$91,581,367	$73,540,483

SHARE ACTIVITY
Shares sold	2,650,000	3,275,000
Shares redeemed	(2,800,000)	(3,225,000)
Net increase (decrease) in shares of beneficial interest outstanding	(150,000)	50,000

The accompanying notes are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	For the Period
	Ended	Ended
	April 30, 2021	October 31, 2020 *
	(Unaudited)
FROM OPERATIONS
Net investment income	$276,995	$192,348
Net realized gain on investments	5,229,994	2,870,382
Net realized gain on in-kind redemptions	4,732,985	2,533,901
Unrealized appreciation on investments	9,313,584	2,612,776
Net increase in net assets resulting from operations	19,553,558	8,209,407

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(3,395,723)	—
Net decrease in net assets resulting from distributions to shareholders	(3,395,723)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	30,888,875	86,342,315
Cost of shares redeemed	(23,519,041)	(40,532,102)
Net increase in net assets resulting from shares of beneficial interest	7,369,834	45,810,213

TOTAL INCREASE IN NET ASSETS	23,527,669	54,019,620

NET ASSETS
Beginning of Period	54,019,620	—
End of Period	$77,547,289	$54,019,620

SHARE ACTIVITY
Shares sold	950,000	3,425,000
Shares redeemed	(725,000)	(1,500,000)
Net increase in shares of beneficial interest outstanding	225,000	1,925,000

*	Fund commenced operation on May 11, 2020.

The accompanying notes are an integral part of these financial statements.

LeaderShares® Activist Leaders® ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Six Months Ended		For the Period
	April 30, 2021		Ended
	(Unaudited)		October 31, 2020 *
Net asset value, beginning of period	$24.29		$25.00

Activity from investment operations:
Net investment gain (loss) (1)	0.02		(0.00	) **
Net realized and unrealized gain (loss) on investments	12.99		(0.71)
Total from investment operations	13.01		(0.71)
Less distributions from:
Net investment income	(0.03)		—
Net realized gains	(0.00	) **	—
Total distributions	(0.03)		—

Net asset value, end of period	$37.27		$24.29

Market price, end of period	$37.22		$24.30

Total return (2)	53.61	% (4)	(2.84	)% (4)

Net assets, at end of period (000s)	$59,627		$42,513

Ratio of expenses to average net assets	0.75	% (3)	0.75	% (3)
Ratio of net investment income/(loss) to average net assets	0.10	% (3)	(0.75	)% (3)
Portfolio Turnover Rate (5)	27	% (4)	3	% (4)

*	Fund commenced operation on October 26, 2020.

**	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not Annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

The accompanying notes are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Six Months Ended		For the Period
	April 30, 2021		Ended
	(Unaudited)		October 31, 2020 *
Net asset value, beginning of period	$24.09		$25.00

Activity from investment operations:
Net investment gain (1)	0.20		0.03
Net realized and unrealized gain (loss) on investments	9.72		(0.94)
Total from investment operations	9.92		(0.91)
Less distributions from:
Net investment income	(0.09)		—
Total distributions	(0.09)		—

Net asset value, end of period	$33.92		$24.09

Market price, end of period	$33.92		$24.10

Total return (2)	41.24	% (4)	(3.64	)% (4)

Net assets, at end of period (000s)	$95,820		$47,571

Ratio of expenses to average net assets	0.99	% (3)	0.99	% (3)
Ratio of net investment income to average net assets	1.33	% (3)	16.95	% (3)
Portfolio Turnover Rate (5)	82	% (4)	0	% (4)

*	Fund commenced operation on October 26, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not Annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

The accompanying notes are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Years/Periods Presented

	Six Months Ended		For the Year		For the Year	For the Period
	April 30, 2021		Ended		Ended	Ended
	(Unaudited)		October 31, 2020		October 31, 2019	October 31, 2018*
Net asset value, beginning of year/period	$24.72		$25.44		$22.85	$25.00

Activity from investment operations:
Net investment gain (loss) (1)	0.05		0.17		0.18	(0.00	) **
Net realized and unrealized gain (loss) on investments	7.70		(0.71)		2.58	(2.15)
Total from investment operations	7.75		(0.54)		2.76	(2.15)
Less distributions from:
Net investment income	(0.05)		(0.18)		(0.17)	—
Return of capital	—		(0.00	) **	—	—
Total distributions	(0.05)		(0.18)		(0.17)	—

Net asset value, end of year/period	$32.42		$24.72		$25.44	$22.85

Market price, end of year/period	$32.41		$24.72		$25.45	$22.86

Total return (2)	31.38	% (4)	(2.09)%		12.16%	(8.60	)% (4)

Net assets, at end of year/period (000s)	$91,581		$73,540		$74,412	$50,849

Ratio of expenses to average net assets	0.75	% (3)	0.75%		0.75%	0.75	% (3)
Ratio of net investment income/(loss) to average net assets	0.32	% (3)	0.70%		0.77%	(0.01	)% (3)
Portfolio Turnover Rate (5)	99	% (4)	181%		193%	0	% (4)

*	Fund commenced operation on October 1, 2018.

**	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not Annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

The accompanying notes are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Six Months Ended		For the Period
	April 30, 2021		Ended
	(Unaudited)		October 31, 2020 *
Net asset value, beginning of period	$28.06		$25.00

Activity from investment operations:
Net investment gain (1)	0.14		0.09
Net realized and unrealized gain on investments	9.55		2.97
Total from investment operations	9.69		3.06
Less distributions from:
Net investment income	(0.26)		—
Net realized gains	(1.42)		—
Total distributions	(1.68)		—

Net asset value, end of period	$36.07		$28.06

Market price, end of period	$36.03		$27.83

Total return (2)	35.40	% (4)	12.24	% (4)

Net assets, at end of period (000s)	$77,547		$54,020

Ratio of expenses to average net assets	0.75	% (3)	0.75	% (3)
Ratio of net investment income to average net assets	0.81	% (3)	0.71	% (3)
Portfolio Turnover Rate (5)	35	% (4)	57	% (4)

*	Fund commenced operation on May 11, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not Annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

The accompanying notes are an integral part of these financial statements.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2021

1.	ORGANIZATION

The LeaderShares® Activist Leaders® ETF Fund (“Activist Leaders ETF”), LeaderShares® AlphaFactor® Tactical Focused ETF Fund (“Tactical Focused ETF”), LeaderShares® AlphaFactor® US Core Equity ETF Fund (“US Core Equity ETF”), LeaderShares ® Equity Skew ETF Fund (“Equity Skew ETF” and collectively with Activist Leaders ETF, Tactical Focused ETF and US Core Equity ETF, the “Funds”) each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. Activist Leaders® ETF, Tactical Focused ETF and Equity Skew ETF seek to generate long-term capital growth. US Core Equity ETF seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the AlphaFactor® US Core Equity Index. US Core Equity ETF commenced operations on October 1, 2018. Equity Skew ETF commenced operation May 11, 2020. Activist Leaders® ETF and Tactical Focused ETF commenced operations on October 26, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and considers the determinations reached by the Fair Value Committee in ratifying the Fair Value Committee’s application of the fair valuation methodologies employed.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the Fair Value Committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the Fair Value Committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase;

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

(iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2021 for the Funds’ investments measured at fair value:

LeaderShares® Activist Leaders® ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$58,693,571	$—	$—	$58,693,571
Total	$58,693,571	$—	$—	$58,693,571

LeaderShares® AlphaFactor® Tactical Focused ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$94,935,502	$—	$—	$94,935,502
Total	$94,935,502	$—	$—	$94,935,502

LeaderShares® AlphaFactor® US Core Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$90,691,713	$—	$—	$90,691,713
Total	$90,691,713	$—	$—	$90,691,713

LeaderShares® Equity Skew ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$10,658,625	$—	$—	$10,658,625
Exchange Traded Funds	65,248,652	—	—	65,248,652
Total	$75,907,277	—	$—	$75,907,277

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Impact of Derivatives on the Statement of Operations – The following is a summary of the location of derivative investments on the Statements of Operations for the period ended April 30, 2021:

Derivative Investment Type	Location of Gain/Loss on Derivative
Option Contracts	Net Realized Loss from Security Transactions: Option Contracts
Net Change in Unrealized Depreciation on: Option Contracts

The following is a summary of the realized loss and changes in unrealized depreciation on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the period ended April 30, 2021:

LeaderShares® Equity Skew ETF

Realized loss on derivatives recognized in the Statement of Operations

		Total for the
Derivative Investment Type	Equity Risk	Period Ended April 30, 2021
Option Contracts	$333,770	$(333,770)

Changes in unrealized depreciation on derivatives recognized in the Statement of Operations
		Total for the
Derivative Investment Type	Equity Risk	Period Ended April 30, 2021
Option Contracts	$319,839	$319,839

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

The notional value of the derivative instruments outstanding as of April 30, 2021 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – For the LeaderShares® AlphaFactor® US Core Equity ETF Fund, dividends from net investment income, if any, are declared and paid quarterly. For The LeaderShares® Activist Leader ® ETF, LeaderShares ® AlphaFactor® Tactical Focused ETF, and the LeaderShares® US Equity Skew ETF Funds, dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Quarterly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Federal Income Taxes – It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended October 31, 2018 to October 31, 2020 for the LeaderShares® AlphaFactor® US Core Equity ETF Fund, or positions expected to be taken in the Funds’ October 31, 2021 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2021, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), as well as cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to:

	Purchases	Sales	Purchases In-Kind	Sales In-Kind
LeaderShares® Activist Leaders® ETF	$14,835,248	$13,854,931	$28,460,592	$33,935,383
LeaderShares® AlphaFactor® Tactical Focused ETF	72,747,328	72,143,660	98,600,738	77,370,680
LeaderShares® AlphaFactor® US Core Equity ETF	91,435,155	91,989,291	77,835,930	82,270,678
LeaderShares® Equity Skew ETF	23,993,259	27,665,402	31,485,952	23,367,319

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the LeaderShares® Activist Leaders ® ETF Fund, LeaderShares® AlphaFactor® Tactical Focused ETF Fund, LeaderShares® AlphaFactor® US Core Equity ETF Fund, and LeaderShares® Equity Skew ETF Fund pay the Advisor a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75%, 0.99%, 0.75%, and 0.75% respectively of each Funds’ average daily net assets. For the period ended April 30, 2021 the funds incurred the following advisory fees:

Investment Advisory Fees
LeaderShares® Activist Leaders ETF	$194,147
LeaderShares® AlphaFactor® Tactical Focused ETF	412,971
LeaderShares® AlphaFactor® US Core Equity ETF	316,443
LeaderShares® Equity Skew ETF	256,258

The Advisor’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Advisor for providing services for the Funds. Out of the unitary management fee, the Advisor pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, but not payments under the Funds’ 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Funds may invest, and extraordinary or non-recurring expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Funds’ shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Funds, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds. Northern Lights Distributors, LLC, the Funds’ distributor, its affiliates, and the Funds’ Advisor or its affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds, including affiliates of the Advisor.

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Funds. Pursuant to a separate servicing agreement with GFS, the advisor on behalf of the Funds pay GFS customary fees for providing administration and fund accounting services to

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Funds. Under the terms of such agreement, NLCS receives customary fees from the Trust. The Chief Compliance Officer of the Trust is also an officer of NLCS, and is not paid any fees directly by the Funds for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the advisor on behalf of the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2021, was as follows:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
LeaderShares® Activist Leaders® ETF	$47,167,318	$11,892,806	$(366,553)	$11,526,253
LeaderShares® AlphaFactor® Tactical Focused ETF	84,434,044	10,876,721	(375,263)	10,501,458
LeaderShares® AlphaFactor® US Core Equity ETF	85,191,768	6,280,293	(780,348)	5,499,945
LeaderShares® Equity Skew ETF	63,979,951	11,954,559	(27,233)	11,927,326

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended October 31, 2020, and October 31, 2019 was as follows:

For the period ended October 31, 2020:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
LeaderShares® AlphaFactor® US Core Equity ETF	$546,464	$—	$6,256	$—	$552,720

For the period ended October 31, 2019:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
LeaderShares® AlphaFactor® US Core Equity ETF	$447,090	$—	$—	$—	$447,090

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

As of October 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
LeaderShares® Activist Leaders® ETF	$5,591	$—	$(1,173)	$—	$—	$(83,308)	$(78,890)
LeaderShares® AlphaFactor® Tactical Focused ETF	21,472	—	—	—	—	(268,911)	(247,439)
LeaderShares® AlphaFactor® US Core Equity ETF	—	—	—	(10,331,659)	—	2,507,517	(7,824,142)
LeaderShares® Equity Skew ETF	3,061,585	—	—	—	—	2,613,742	5,675,327

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sale, adjustments for real estate investment trusts and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The LeaderShares® Activist Leaders® ETF incurred and elected to defer such late year losses of $1,173.

At October 31, 2020, the LeaderShares® AlphaFactor® US Core Equity ETF had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$10,030,996	$300,663	$10,331,659	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gain (loss) on in-kind redemptions, distributions in excess, and adjustments for prior year tax returns resulted in reclassifications for the Funds for the year ended October 31, 2020 as follows:

	Paid in	Accumulated
Portfolio	Capital	Earnings (Losses)
LeaderShares® AlphaFactor® US Core Equity ETF	$8,911,199	$(8,911,199)
LeaderShares® Equity Skew ETF	2,534,080	(2,534,080)

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets. For the six months ended April 30, 2021, Activist Leaders ETF received $13,200 in fixed fees and $0 in variable fees, Tactical Focused ETF received $10,200 in fixed fees and $0 in variable fees, US Core Equity ETF received $10,800 in fixed fees and $32 in variable fees and Equity Skew ETF received $10,200 in fixed fees and $0 in variable fees, respectively.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and	Minimum Additional Variable	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*	Charge for Cash Purchases*
$600	0.20%	2.00%

*	As a percentage of the amount invested.

8.	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information include a more full listing of risks associated with each Fund’s investments. The Risks associated with a Funds’ investments include, but are not limited to:

Activist Leaders ETF: activist risk, active trading risk, authorized participant concentration risk, cybersecurity risk, derivatives risk, equity risk, ETF structure risks, fluctuation of net asset value risk, gap risk, information technology sector risk, management risk, market capitalization risk, market risk, market events risk, new fund risk, quantitative investing risk, rules-based strategy risk, sector risk, swap risk, and volatility risk.

Tactical Focused ETF: active trading risk, authorized participant concentration risk, cash positions risk, cybersecurity risk, derivatives risk, equity risk, ETF structure risks, fluctuation of net asset value risk, focus risk, gap risk, investment companies and ETFs Risk, management risk, market capitalization risk, market risk, market events risk, money market instrument risk, new fund risks, quantitative investing risk, rules -based strategy risk, sector risk, swap risk, tactical overlay strategy risk, U.S. Government securities risk, and volatility risk.

US Core Equity ETF: active trading risk, authorized participant concentration risk, calculation methodology risk, concentration risk, consumer discretionary sector risk, derivatives risk, ETF structure

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

risks, equity risk, financial sector risk, fluctuation of net asset value risk, gap risk, index tracking error risk, industry concentration risk, industrials sector risk, information technology sector risk, management risk, market capitalization risk, market risk, market events risk, new fund risk, passive investment risk, portfolio turnover risk, retail sector risk, rules-based strategy risk, and volatility risk.

Equity Skew ETF: active trading risk, authorized participant concentration risk, cybersecurity risk, equity risk, emerging markets risk, ETF structure risks, fluctuation of net asset value risk, gap risk, geographic and sector risk, management risk, investment companies and ETFs Risk, foreign (Non-US) investments risk, market capitalization risk, market risk, market events risk, new fund risks, and quantitative investing risk.

ETF Structure Risks. The Funds are structured as ETF’s and as a result is subject to special risks.

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly.

Equity Risk. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Advisor cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Unlike conventional ETFs, Activist Leaders ETF, Tactical Focused ETF and Equity Skew ETF are not index funds. The Funds are actively managed and do not seek to replicate the performance of a specified Index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to the NAV.

Index Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times, may deviate from the relative weightings of the Index, or may hold securities not included in the Index. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The LeaderShares® Equity Skew ETF Fund currently seeks to achieve its investment objective by investing a portion of its assets in SPDR S&P 600 Small CapValue ETF (the “Security”). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

The performance of the LeaderShares® Equity Skew ETF Fund will be directly affected by the performance of the Security. The annual report for the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSR’s available at “www.sec.gov”. As of April 30, 2021, the percentage of the The LeaderShares® Equity Skew ETF Fund’s net assets invested in the SPDR S&P 600 Small CapValue ETF was 26.3%.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

LeaderShares® ETF’s
EXPENSE EXAMPLES (Unaudited)
April 30, 2021

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including a unitary management fee and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 through April 30, 2021.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual*		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	11/1/20	4/30/21	Period	4/30/21	Period

LeaderShares® Activist Leaders® ETF	0.75%	$1,000.00	$1,536.10	$4.72	$1,021.08	$3.76
LeaderShares® AlphaFactor® Tactical Focused ETF	0.99%	$1,000.00	$1,412.40	$5.92	$1,019.89	$4.96
LeaderShares® AlphaFactor® US Core Equity ETF	0.75%	$1,000.00	$1,313.80	$4.30	$1,021.08	$3.76
LeaderShares® Equity Skew ETF	0.75%	$1,000.00	$1,354.00	$4.38	$1,021.08	$3.76

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2021

Approval of Advisory Agreement

LeaderShares AlphaFactor US Core Equity ETF

At a meeting held on December 8-9, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the reapproval of the investment advisory agreement (the “Advisory Agreement”) between Redwood Investment Management LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the LeaderShares AlphaFactor US Core Equity ETF (“LSAF” or the “Fund”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of the Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Redwood. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser was an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser.

Matters considered by the Board in connection with its approval of the Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreement with the Trust with respect to the Fund, including the Advisory Agreement, a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a summary of the financial condition of Redwood; a written report containing Redwood’s performance commentary for the prior quarterly period; Redwood’s compliance policies and procedures, including its business continuity and cybersecurity policies, a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of Redwood’s compliance program; information regarding Redwood’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the performance record, fees and expenses of the Fund as compared to other ETFs with similar investment strategies.

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2021

In reaching its conclusions with respect to the nature, extent and quality of services to be provided by Redwood under the Advisory Agreement, the Board considered Redwood’s asset management, risk management, operations, and compliance experience. The Board considered that the investment strategies used by the Fund employ quantitative and tactical investment elements and require a significant level of sophistication to execute. The Board noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding Redwood’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act which included evaluating the regulatory compliance systems of Redwood and procedures reasonably designed to assure compliance with federal securities laws. The Board also considered Redwood’s policies and procedures in the areas of business continuity and with respect to information systems security and the Trust CCO’s review and evaluation of the same, which found them to be satisfactory. The Board also considered the operation and robustness of Redwood’s compliance program, and that Redwood had added personnel to its compliance and operations functions. The Board noted that Redwood appeared to have adequate capacity to operate both its investment and compliance program, including the implementation of trading procedures reasonably designed to mitigate conflicts among accounts, that Redwood had adopted cybersecurity and business continuity policies and procedures, and that Redwood’s risk management and associated policies appeared to be operating effectively to identify and monitor risks. The Board noted that Redwood had not reported any shareholder complaints or litigation, no significant operational issues, and no material compliance violations. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks Fund.

In considering the nature, extent, and quality of the services provided by Redwood, the Board also took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Redwood’s management and the quality of the performance of Redwood’s duties.

The Board concluded that Redwood had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by Redwood to the Fund was satisfactory and reliable.

Performance. In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results, as well as its previous deliberations with respect to the Fund. Among other data, the Board considered the Fund’s performance as compared to a broad-based index and against a group of peer funds (the “Peer Group”) provided by Broadridge, an independent third-party data provided. The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group.

The Board considered, among other performance data, the Fund’s performance for the one-year and since inception periods ended September 30, 2020 as compared to its Peer Group and the Fund’s Morningstar category (Large Blend). The Board considered that the Fund had performed at the median of the Peer Group and had underperformed the median of the Morningstar category and its benchmark for the one-year period and since inception periods but had delivered positive performance returns for both periods.

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2021

The Board also took into account management’s discussion of the Fund’s performance, including the factors that contributed to any underperformance, as well as the quarterly written report containing Redwood’s performance commentary. The Board noted the Fund’s risk adjusted returns and how the Fund was managed with respect to volatility. The Board also noted that that Redwood was actively monitoring the performance of the Fund. The Board also considered more recent performance information provided at this Meeting. The Board concluded that the overall performance of the Fund was satisfactory or, in the case of underperformance, was being appropriately monitored and/or addressed.

Fees and Expenses. As to the costs of the services provided by Redwood, among other expense data, the Board considered a comparison prepared by Broadridge of the Fund’s advisory fee and operating expenses compared to the Fund’s Peer Group and Morningstar category.

The Board noted, among other data, that the unitary fee was above the median of the contractual management fee and net total expenses of the Fund’s Peer Group. The Board took into account Redwood’s discussion of the Fund’s expenses and the Fund’s unitary fee structure, and also noted that the Fund’s gross expenses were within the range of the gross expenses of its Peer Group.

In considering the level of the advisory fee paid with respect to the Fund, the Board took into account the cost of other accounts managed by Redwood that used a similar strategy, if any, noting that differences were attributable to the differences in the management of these different kinds of accounts.

Based on the factors above, the Board concluded that the advisory fee of the Fund was not unreasonable.

Profitability. The Board considered Redwood’s profitability and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed profitability analyses prepared by Redwood based on the Fund’s asset levels and considered the total profits of Redwood from its relationship with the Fund and the other funds in the Trust in the aggregate. The Board concluded that Redwood’s profitability from its relationship with the Fund, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of the Fund as the Fund grew and whether fee levels reflected these economies. The Board noted that although the Fund’s current advisory fee does not include breakpoints, the Fund’s future shareholders should benefit from the Fund’s growth. The Board considered the profitability analysis included in the Board Materials and noted that while expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets continued to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once the Fund had achieved sufficient scale.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Redwood from its association with the Fund. The Board considered that Redwood uses the Fund as components of model portfolios it builds for its clients and that expanding its offering of mutual funds will result in a greater number and type of model portfolios offered by Redwood. Redwood did not anticipate receiving any other direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund.

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2021

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

In considering the Advisory Agreement’s renewal, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-480-757-4277 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-480-757-4277.

Investment Advisor
Redwood Investment Management, LLC
4110 N Scottsdale Rd, Suite 125
Scottsdale, AZ 85251

Administrator
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

LEADERSHARES-SA21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a) of Form N-CSR) are filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer,
Date: June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: June 30, 2021